Asset Retirement Obligations (Table)	12 Months Ended
Dec. 31, 2020
Asset Retirement Obligation [Abstract]
Asset retirement obligations
In 2020 and 2019, UScellular performed a review of the assumptions and estimated costs related to its asset retirement obligations. The results of the reviews (identified as Revisions in estimated cash outflows) and other changes in asset retirement obligations during 2020 and 2019, were as follows:

	2020	2019
(Dollars in millions)
Balance at beginning of year	$220	$203
Additional liabilities accrued	5	2
Revisions in estimated cash outflows	11	2
Disposition of assets	(1)	(1)
Accretion expense	14	14
Balance at end of year	$249	$220